Eaton Vance
North Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Raleigh Housing Authority, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	$1,000	$ 955,095
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,000,000)		$ 955,095

Tax-Exempt Municipal Obligations — 95.3%
Security	Principal Amount (000's omitted)	Value
Education — 8.2%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	$2,800	$ 2,859,261
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,995	1,947,283
5.00%, 7/1/42	1,975	1,987,295
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	800	808,351
North Carolina State University at Raleigh, 4.00%, 10/1/46	1,200	1,091,818
University of North Carolina at Charlotte, 5.00%, 10/1/47	7,800	7,877,786
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	901,289
Western Carolina University, NC:
4.00%, 4/1/50	430	374,645
5.00%, 10/1/36	1,000	1,027,807
		$ 18,875,535
Electric Utilities — 4.2%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,065	$ 2,004,647
5.00%, 3/1/46	2,615	2,708,203
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,600	4,653,044
5.00%, 12/1/46	220	226,934
		$ 9,592,828
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.5%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,046,812
		$ 1,046,812
General Obligations — 12.6%
Brunswick County, NC, 4.00%, 8/1/37	$855	$ 853,640
Concord, NC, 4.00%, 9/1/41	1,550	1,506,271
Greensboro, NC, 4.00%, 2/1/43	400	384,109
Guilford County, NC, 4.00%, 3/1/45	965	918,694
Huntersville, NC:
4.00%, 12/1/41	1,215	1,180,419
4.00%, 12/1/42	1,425	1,372,379
4.00%, 12/1/43	1,450	1,390,677
4.00%, 12/1/44	1,250	1,194,436
Johnston County, NC:
4.00%, 2/1/40	1,300	1,275,011
4.00%, 2/1/41	1,475	1,434,449
Lee County, NC:
4.00%, 10/1/38	1,050	1,030,133
4.00%, 10/1/39	1,025	1,002,279
4.00%, 10/1/43	1,200	1,136,567
Mecklenburg County, NC, 4.00%, 2/1/45	1,160	1,104,493
North Carolina, 2.00%, 6/1/32	3,000	2,647,785
Pender County, NC, 4.00%, 3/1/45	2,575	2,393,314
Puerto Rico:
5.625%, 7/1/29	1,000	1,048,255
5.75%, 7/1/31	750	802,978
Wake County, NC, 5.00%, 4/1/39	2,500	2,751,416
Wake Forest, NC:
4.00%, 9/1/39	255	252,027
4.00%, 9/1/40	715	700,860
4.00%, 9/1/41	795	772,571
4.00%, 9/1/42	1,020	982,646
4.00%, 9/1/43	905	868,257
		$ 29,003,666
Hospital — 10.0%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,000,871
(SPA: JPMorgan Chase Bank, N.A.), 2.95%, 1/15/48(1)	3,000	3,000,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 2.95%, 1/15/38(1)	1,800	1,800,000

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
North Carolina Medical Care Commission, (Novant Health Obligated Group):
4.00%, 11/1/49	$2,665	$ 2,299,782
(SPA: JPMorgan Chase Bank, N.A.), 1.77%, 11/1/34(2)	2,500	2,500,000
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,500	2,599,621
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/49	6,800	7,184,027
(SPA: TD Bank, N.A.), 3.00%, 2/15/31(1)	1,600	1,600,000
		$ 22,984,301
Housing — 6.4%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$605	$ 543,455
(Liq: TD Bank, N.A.), 3.00%, 1/1/50(1)	1,000	1,000,000
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,215	1,093,539
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,313,993
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,875	1,723,936
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,500	2,365,431
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	870	854,287
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.00%, 7/1/49(1)	2,400	2,400,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,985	1,948,169
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,007,826
Raleigh Housing Authority, NC, (919 At Cross Link), (FNMA), 4.50%, 2/1/43	550	532,104
		$ 14,782,740
Industrial Development Revenue — 0.4%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (Aero Project), (AMT), 3.75% to 11/1/25 (Put Date), 12/1/27	$1,000	$ 1,000,329
		$ 1,000,329
Insured - Education — 1.8%
East Carolina University, NC:
(BAM), 4.125%, 10/1/43	$1,265	$ 1,202,717
(BAM), 4.25%, 10/1/47	1,500	1,400,480
(BAM), 4.375%, 10/1/48	1,570	1,479,840
University of North Carolina, (AGC), 5.00%, 10/1/33	35	35,008
		$ 4,118,045
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,298,334
		$ 1,298,334
Insured - Transportation — 6.2%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$270	$ 278,375
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,051,580
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,539,175
(AGM), (AMT), 5.50%, 7/1/47	2,500	2,575,699
(AGM), (AMT), 5.50%, 7/1/52	2,000	2,055,484
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,434,468
(AGM), 5.00%, 1/1/39	1,200	1,213,557
		$ 14,148,338
Lease Revenue/Certificates of Participation — 2.9%
Ashe County, NC, 5.00%, 6/1/42	$325	$ 343,254
Charlotte, NC, Certificates of Participation:
3.00%, 6/1/36	1,480	1,335,511
4.00%, 12/1/37	1,185	1,167,006
Pender County, NC, 4.00%, 4/1/44	1,000	923,695
Wake County, NC, 4.00%, 3/1/37	1,910	1,895,465
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,077,141
		$ 6,742,072
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,474,547
		$ 1,474,547
Senior Living/Life Care — 6.2%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,023,940
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	1,000	812,907
5.00%, 9/1/44	1,260	1,219,955
5.00%, 9/1/49	1,095	1,028,839
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	408,438
5.50%, 9/1/44	1,380	1,337,835
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,000	1,771,407

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	$1,100	$ 948,554
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	880	761,596
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	510,316
5.00%, 1/1/38	1,000	1,010,910
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	2,490	2,423,183
		$ 14,257,880
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 195,945
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,001,529
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,846,854
		$ 4,044,328
Student Loan — 2.2%
North Carolina Education Assistance Authority:
(AMT), 5.00%, 6/1/35(4)	$1,700	$ 1,731,369
(AMT), 5.00%, 6/1/43	1,420	1,429,933
(AMT), 5.00%, 6/1/45(4)	2,000	2,006,961
		$ 5,168,263
Transportation — 8.6%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/41	$965	$ 1,017,295
5.00%, 7/1/47	5,000	5,006,009
(AMT), 5.00%, 7/1/42	1,000	993,997
North Carolina:
4.00%, 5/1/40	1,500	1,474,106
5.00%, 3/1/31	2,000	2,204,929
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,443,595
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,543,616
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 1.93%, 5/1/36(2)	1,885	1,885,000
(AMT), 5.00%, 5/1/35	2,200	2,281,648
		$ 19,850,195
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 22.1%
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	$540	$ 540,715
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	2,350	2,202,876
5.00%, 4/1/42	400	425,118
5.00%, 4/1/43	950	1,006,435
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,500	6,497,666
4.00%, 7/1/52	4,480	4,060,457
5.00%, 7/1/49	1,100	1,143,480
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	2,395	1,997,039
4.00%, 8/1/43	1,100	1,047,487
4.00%, 8/1/44	655	622,896
4.00%, 8/1/49	3,355	3,079,006
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,285	3,134,935
4.00%, 2/1/44	585	556,095
4.00%, 6/1/45	1,440	1,355,746
Gastonia, NC, Combined Utilities System Revenue, 4.00%, 5/1/42	420	402,392
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	4,000	4,166,100
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/43	975	1,022,930
Mebane, NC, Combined Utilities Revenue, 4.00%, 8/1/49	2,275	1,993,994
Onslow Water and Sewer Authority, NC:
4.00%, 12/1/49	700	612,948
5.00%, 12/1/48	1,100	1,135,257
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/43	295	275,431
4.00%, 6/1/44	2,000	1,846,640
4.00%, 6/1/44	335	309,312
4.00%, 6/1/45	230	209,422
4.125%, 6/1/50	1,280	1,137,933
5.00%, 6/1/39	500	542,093
5.00%, 6/1/40	750	807,015
5.00%, 6/1/41	750	800,851
5.00%, 6/1/41	580	619,325
5.00%, 6/1/42	1,000	1,060,004
5.00%, 6/1/42	230	243,801
5.00%, 6/1/43	1,015	1,070,374

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/37	$5,000	$ 4,994,896
		$ 50,920,669
Total Tax-Exempt Municipal Obligations (identified cost $224,029,998)		$219,308,882

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,492,099
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	882,901
		$ 2,375,000
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 420,304
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	178,146
		$ 598,450
Total Taxable Municipal Obligations (identified cost $3,056,949)		$ 2,973,450
Total Investments — 97.0% (identified cost $228,086,947)		$223,237,427
Other Assets, Less Liabilities — 3.0%		$ 6,844,455
Net Assets — 100.0%		$230,081,882
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $195,945 or 0.1% of the Fund's net assets.
(4)	When-issued security.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 955,095	$ —	$ 955,095
Tax-Exempt Municipal Obligations	—	219,308,882	—	219,308,882
Taxable Municipal Obligations	—	2,973,450	—	2,973,450
Total Investments	$ —	$223,237,427	$ —	$223,237,427
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.